UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LaGrange Capital Administration, L.L.C.
Address: 570 Lexington Avenue
         27th Floor
         New York, New York  10022


Form 13F File Number: 028-11837

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank Johnson
Title:            Sole Member
Phone:            (212) 993-7057


Signature, Place, and Date of Signing:

  /s/ Frank Johnson                  New York, NY                   2/18/09
 --------------------------          ------------                  ----------
       [Signature]                   [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0
                                           ----------

Form 13F Information Table Entry Total:    84
                                           ----------

Form 13F Information Table Value Total:    58,369
                                           -----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

COLUMN 1                       COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
--------                       --------      --------    -------- ---------------------  ----------  --------  ---------------------
NAME OF ISSUER                 TITLE OF                   (000)   SHARES OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                                CLASS          CUSIP      VALUE    PRN AMT    PRN  CALL  DESCRETION  MANAGERS   SOLE    SHARED  NONE
-----------------------------  --------     ---------    -------- ----------  ---  ----  ----------  -------- --------- ------  ----

Alcoa Inc.                     COM          013817101         45      4,000     SH           SOLE                 4,000     0    -
ASBURY AUTOMOTIVE              COM          043436104          9     1,900      SH           SOLE                 1,900     0    -
GROUP INC
ACERGY S.A.                    SPONSORED
                                 ADR        00443E104        189    32,732      SH           SOLE                32,732     0    -
AerCap Holdings NV             SHS          N00985106      1,772   588,850      SH           SOLE               588,850     0    -
ALLIANCE IMAGING INC           COM NEW      018606202      1,149   144,129      SH           SOLE               144,129     0    -
AMR CORP                       COM          001765106        798    74,783      SH           SOLE                74,783     0    -
Aircastle Ltd                  COM          G0129K104         67    14,100      SH           SOLE                14,100     0    -
Bank of America Corp           COM          060505104        193    13,700      SH           SOLE                13,700     0    -
BELO CORP                      COM SER A    080555105        529   339,134      SH           SOLE               339,134     0    -
BLACKSTONE GROUP LP            COM UNIT
                                 LTD        09253U108      1,226   187,800      SH           SOLE               187,800     0    -
CITIGROUP INC                  COM        172,967,101        711   106,000      SH           SOLE               106,000     0    -
CALIFORNIA COASTAL             COM NEW    129,915,203        309   618,010      SH           SOLE               618,010     0    -
COMMUNITIES INC
CBS CORPORATION                CL B       124,857,202        421    51,400      SH           SOLE                51,400     0    -
CENTRAL EUROPEAN
  MEDIA ENTERPRISES            CL A NEW     G20045202      1,688    77,731      SH           SOLE                77,731     0    -
COINSTAR INC                   COM          19259P300      6,241   319,887      SH           SOLE               319,887     0    -
CTC MEDIA INC                  COM          12642X106        550   114,500      SH           SOLE               114,500     0    -
DU PONT E I DE                 COM        263,534,109         51     2,000      SH           SOLE                 2,000     0    -
NEMOURS & CO
DISH NETWORK CORP              CL A         25470M109        155    14,000      SH           SOLE                14,000     0    -
DOW CHEMICAL CO                COM        260,543,103        468    31,000      SH           SOLE                31,000     0    -
DEUTSCHE BK AG LONDON BRH      PS CR OIL
                                 DD ETN     25154K882      1,717   673,243      SH           SOLE               673,243     0    -
BAUER EDDIE HLDGS INC          COM          071625107         26    50,000      SH           SOLE                50,000     0    -
EATON VANCE FLTING             COM        278,279,104        204    25,456      SH           SOLE                25,456     0    -
RATE INC
E M C CORP MASS                COM        268,648,102      1,187   113,400      SH           SOLE               113,400     0    -
ENERGY PARTNERS                COM          29270U105         41    30,314      SH           SOLE                30,314     0    -
ELECTRONIC ARTS INC            COM        285,512,109      2,566   160,000      SH           SOLE               160,000     0    -
EXPEDIA INC DEL                COM          30212P105         78     9,479      SH           SOLE                 9,479     0    -
FREEPORT-MCMORAN COPPER
  & GOLD INC                   PFD          35671D790         62       100      SH           SOLE                   100     0   -
1-800-FLOWERS.COM INC          CL A         68243Q106        398   104,240      SH           SOLE               104,240     0   -
BLACKROCK FLOAT RATE
  OME STR                      COM          09255X100         90    10,300      SH           SOLE                10,300     0   -
PROSHARES TR                   PSHS UL
                                 XIN CH25   74347R321        884    25,000      SH           SOLE                 25,000    0   -
GAMCO INVESTORS INC            COM        361,438,104        137     5,000      SH           SOLE                 5,000     0   -
GENERAL ELECTRIC CO            COM        369,604,103        514    31,700      SH           SOLE                31,700     0   -
GILDAN ACTIVEWEAR INC          COM        375,916,103        914    78,357      SH           SOLE                78,357     0   -
GAMESTOP CORPORATION           CL A         36467W109        221    10,200      SH           SOLE                10,200     0   -
HERCULES OFFSHORE INC          COM        427,093,109        946   199,177      SH           SOLE               199,177     0   -
HELIX ENERGY                   COM          42330P107        643    88,800      SH           SOLE                88,800     0   -
SOLUTIONS GROUP INC
HORNBECK OFFSHORE              COM        440,543,106        247    15,100      SH           SOLE                15,100     0   -
SERVICES INC HUNTSMAN CORP     COM        447,011,107        458   133,000      SH           SOLE                133,000    0   -
INTERNATIONAL GAME
  TECHNOLOGY                   COM        459,902,102        303    25,500      SH           SOLE                25,500     0   -
IPASS INC                      COM          46261V108         24    20,000      SH           SOLE                20,000     0   -
INGERSOLL-RAND CO(BERMUDA)     CL A         G4776G101        260    15,000      SH           SOLE                15,000     0   -
J CREW GROUP INC               COM          46612H402         65     5,300      SH           SOLE                 5,300     0   -
JANUS CAPITAL GROUP            COM          47102X105      1,291   160,808      SH           SOLE               160,808     0   -
LIBERTY MEDIA CORPORATION      INT COM
                                 SER A      53071M104        808   258,965      SH           SOLE               258,965     0   -
LIONBRIDGE TECHNOLOGIES INC    COM        536,252,109         15    11,989      SH           SOLE                11,989     0   -
LEGG MASON INC                 COM        524,901,105        131     6,000      SH           SOLE                 6,000     0   -
LODGENET INTERACTIVE           COM        540,211,109        458   654,709      SH           SOLE               654,709     0   -
  CORPORATION
LULULEMON ATHLETICA INC        COM        550,021,109      1,947   245,561      SH           SOLE               245,561     0   -

M & F WORLDWIDE CORP           COM        552,541,104         15     1,000      SH           SOLE                 1,000     0   -
MCMORAN EXPLORATION            COM        582,411,104         82     8,362      SH           SOLE                 8,362     0   -
Maxim Integrated Products Inc  COM          57772K101        849    74,303      SH           SOLE                74,303     0   -
NII HOLDINGS INC               CL B NEW     62913F201      2,757   151,643      SH           SOLE               151,643     0   -
NVIDIA CORP                    COM          67066G104        557    69,000      SH           SOLE                69,000     0   -
VeriFone Holdings Inc          COM          92342Y109      1,841   375,649      SH           SOLE               375,649     0   -
PERMA-FIX                      COM        714,157,104         14    11,351      SH           SOLE                11,351     0   -
ENVIRONMENTAL SERVICES
  ING PRIME RATE TRUST         SH BEN INT   44977W106        662   201,838      SH           SOLE               201,838     0   -
CALL AMR US 01/09 @10          CALL         001765906         22       200         CALL      SOLE                   200     0   -
CALL AXP US 01/09 @40          CALL        25,816,909          1       500         CALL      SOLE                   500     0   -
CALL DOW US 02/09 @12.5        CALL       260,543,903         83       250         CALL      SOLE                   250     0   -
CALL ERTS US 01/09 @12.5       CALL       285,512,909         90       250         CALL      SOLE                   250     0   -
CALL HUN US 01/09 @7.5         CALL       447,011,907          1       300         CALL      SOLE                   300     0   -
CALL HUN US 02/09 @2.5         CALL       447,011,907         60       500         CALL      SOLE                   500     0   -
CALL AAPL US 02/09 @70         CALL         037833900        182       100         CALL      SOLE                   100     0   -
CALL AAPL US 02/09 @75         CALL         037833900         72        50         CALL      SOLE                    50     0   -
CALL NIHD US 01/09 @15         CALL         62913F901         69       200         CALL      SOLE                   200     0   -
CALL RIMM US 01/09 @30         CALL       760,975,902        107       100         CALL      SOLE                   100     0   -
CALL RIM CN 01/09 @35          CALL       760,975,902         30        50         CALL      SOLE                    50     0   -
CALL RIMM US 01/09 @40         CALL       760,975,902         73       300         CALL      SOLE                   300     0   -
CALL TTWO US 02/09 @7.5        CALL       874,054,909         19       200         CALL      SOLE                   200     0   -
BOSTON BEER CO INC             CL A       100,557,107      1,451    51,076      SH           SOLE                51,076     0   -
SEATTLE GENETICS INC           COM        812,578,102        556    62,234      SH           SOLE                62,234     0   -
PROSHARES TR                   PSHS REAL
                                  ESTAT     74347R552      5,411   106,700      SH           SOLE               106,700     0   -
PROSHARES TR                   PSHS ULTSH
                                 20YRS      74347R297      1,769    46,892      SH           SOLE                46,892     0   -
T-HQ INC                       COM NEW    872,443,403        213    50,942      SH           SOLE                50,942     0   -
TRONOX INC                     COM CL B   897,051,207         51 1,339,635      SH           SOLE             1,339,635     0   -
TAKE TWO INTERACTIVE
  SOFTWARE INC                 COM        874,054,109      1,316   174,131      SH           SOLE               174,131     0   -
PROSHARES TR                   PSHS
                            ULSHRUS2000     74347R834      1,531    24,150      SH           SOLE                24,150     0   -
VALASSIS COMMUNICATIONS INC    COM        918,866,104      1,775 1,345,027      SH           SOLE             1,345,027     0   -
OPEN JT STK                    SPONSORED
                                 ADR       68370R109       1,230   171,800      SH           SOLE               171,800     0   -
CO-VIMPEL COMMUN
  WESTERN DIGITAL CORP         COM       958,102,105        172     15,000      SH           SOLE                15,000     0   -
WHOLE FOODS MARKET INC         COM       966,837,106        978    103,653      SH           SOLE               103,653     0   -
WORLD ACCEPTANCE CORP          COM       981,419,104        837     42,368      SH           SOLE                42,368     0   -
WILLIAMS-SONOMA INC            COM       969,904,101        159     20,200      SH           SOLE                20,200     0   -
WORLD WRESTLING
  ENTERTAINMENT INC            CL A        98156Q108        127     11,490      SH           SOLE                11,490     0   -

---------------------- ------------------- ------------------ ------------------ ------------------ ------------------ -------------

Entry Total                     84
Value Total (x 1000)                 58,369


